Income taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income taxes

Note 32.      Income taxes

The components of income before income taxes are as follows:

Income / (Loss)	12 months ended December 31,
USD'000	2023	2022	2021
Switzerland	(18,766)	(16,314)	(14,756)
Foreign	3,547	3,269	(8,703)
Income/(loss) before income tax from continuing operations	(15,219)	(13,045)	(23,459)

Income taxes relating to the Group are broken down as follows:

	12 months ended December 31,
USD'000	2023	2022	2021
Switzerland	-	-	-
Foreign	(230)	3,238	(13)
Income tax income / (expense) from continuing operations	(230)	3,238	(13)

The difference between the income tax recovery (expense) at the Swiss statutory rate compared to the Group’s income tax recovery (expense) as reported is reconciled below:

	12 months ended December 31,
USD'000	2023	2022	2021
Net income/(loss) from continuing operations before income tax	(15,219)	(13,045)	(23,459)
Statutory tax rate	14%	14%	14%
Expected income tax (expense) / recovery	2,131	1,825	3,282
Change in tax loss carryforwards	2,778	5,760	(341)
Change in loss carryforwards in relation to the debt remission of WISeKey Semiconductors SAS	(514)	1,342	-
Change in valuation allowance	(2,682)	(3,129)	(2,849)
Permanent difference in relation to stock-based compensation	2	-	(92)
Permanent difference	(1,945)	(2,560)	(13)
Income tax (expense) / recovery from continuing operations	(230)	3,238	(13)

The Group assesses the recoverability of its deferred tax assets and, to the extent recoverability does not satisfy the “more likely than not” recognition criterion under ASC 740, records a valuation allowance against its deferred tax assets. The Group considered its recent operating results and anticipated future taxable income in assessing the need for its valuation allowance.

The Group’s deferred tax assets and liabilities consist of the following:

	12 months ended December 31,
USD'000	2023	2022
Switzerland	-	-
Foreign	3,077	3,295
Deferred income tax assets / (liabilities)	3,077	3,295

	As at December 31,	As at December 31,
USD'000	2023	2022
Stock-based compensation	(2)	-
Defined benefit accrual	363	161
Tax loss carry-forwards	23,537	20,759
Add back loss carryforwards used for the debt remission by WISeKey Semiconductors SAS	828	1,342
Valuation allowance	(21,649)	(18,967)
Deferred income tax assets / (liabilities)	3,077	3,295

As of December 31, 2023, the Group’s operating cumulated loss carry-forwards of all jurisdictions for its continuing operations are as follows:

Operating loss-carryforward as of December 31, 2023
USD	United States	Switzerland	Spain	France	UK	India	Vietnam	Saudi Arabia	Gibraltar	Total
2024	-	6,146	-	-	-	-	-	-	-	6,146
2025	-	11,260	-	-	-	-	-	-	-	11,260
2026	-	6,652	-	-	-	-	-	-	-	6,652
2027	-	22,986	-	-	-	-	3	-	-	22,989
2028	-	28,346	-	-	-	-	4	-	-	28,350
2029	-	63,887	-	-	-	-	-	-	-	63,887
2030	-	24,150	-	-	-	-	-	-	-	24,150
2031	-	-	-	-	-	13	-	-	-	13
2032	21	-	-	-	-	84	-	-	-	105
2033	-	-	-	-	-	-	-	-	-	-
2034	-	-	-	-	-	-	-	-	-	-
2035	247	-	-	-	-	-	-	-	-	247
2036	-	-	-	-	-	-	-	-	-	-
2037	159	-	-	-	-	-	-	-	-	159
2038	-	-	-	-	-	-	-	-	-	-
2039	220	-	-	-	-	-	-	-	-	220
2040	90	-	-	-	-	-	-	-	-	90
2041	-	-	-	-	-	-	-	-	-	-
2042	45	-	-	-	-	-	-	-	-	45
2043	-	-	-	-	-	-	-	-	-	-
2044	-	-	-	-	-	-	-	-	-	-
No expiry	n/a	n/a	3,632	13,740	6	n/a	n/a	39	7	17,424
Total operating loss carry-forwards
	782	163,427	3,632	13,740	6	97	7	39	7	181,737

The following tax years remain subject to examination:

Significant jurisdictions	Open years
Switzerland	2022 - 2023
USA	2022 - 2023
France	2022 - 2023
Spain	2018 - 2023
Japan	2023
Taiwan	2023
India	2023
Germany	2022 - 2023
UK	2017 - 2023
Arabia	2023
Vietnam	2023
Gibraltar	2023

As at December 31, 2022, WISeKey Semiconductors SAS had recorded a USD 39,901 tax provision following a tax audit started in 2018 in relation to prior years. Although the final conclusions have not yet been communicated formally, management believes that it is more probable than not that the entity will have to pay additional taxes and has calculated the provision based on preliminary discussions with the tax authorities. As at December 31, 2023 the group has fully reversed the tax provision outstanding as at December 31, 2022 and has not recorded any new tax provision.

The Group has no unrecognized tax benefits.